                                                                               .
                                                                               .
                                                                               .

                       SUPPLEMENT DATED -- DEC. 21, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:


                                                               PROSPECTUS
PRODUCT NAME                                                   FORM #
RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY              45307 G
RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY             45304 G
RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY               45300 G
RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY           45301 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective January 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

----------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT OBJECTIVE
         FUND NAME                             AND POLICIES                              INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Long-term growth of capital. Invests            RiverSource Investments, adviser;
Portfolio -- Select Value      primarily in equity securities of mid cap       Systematic Financial Management, L.P.
Fund                           companies as well as companies with larger      and WEDGE Capital Management L.L.P.,
                               and smaller market capitalizations. The Fund    sub-advisers
                               considers mid-cap companies to be either
                               those with a market capitalization of up to
                               $15 billion or those whose market
                               capitalization falls within range of the
                               Russell Mid Cap Value Index.
----------------------------------------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45304-8 A (12/07)

* Valid until next prospectus update.

                        SUPPLEMENT DATED DEC. 21, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:


                                                               PROSPECTUS
PRODUCT NAME                                                   FORM #
RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY            273416 H
RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                273417 H

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective January 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

                                            INVESTMENT OBJECTIVE
         FUND NAME                              AND POLICIES                                INVESTMENT ADVISOR
RiverSource Variable          Long-term growth of capital. Invests primarily in   RiverSource Investments, adviser;
Portfolio --                  equity securities of mid cap companies as well as   Systematic Financial Management, L.P.
Select Value Fund             companies with larger and smaller market            and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap         sub-advisers
                              companies to be either those with a market
                              capitalization of up to $15 billion or those
                              whose market capitalization falls within range of
                              the Russell Mid Cap Value Index.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273416-10 A (12/07)

* Valid until next prospectus update.

                        SUPPLEMENT DATED DEC. 21, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

                                                                                            PROSPECTUS
                                                                                              FORM #
PRODUCT NAME                                                                                ----------
------------
 RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY                                 45312 G
 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY                                            45308 G
 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY                                             45309 G
 WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY                                           45302 G
 WELLS FARGO ADVANTAGE(R) CHOICE SELECT VARIABLE ANNUITY                                    45305 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective January 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                    INVESTMENT ADVISOR
RiverSource Variable          Long-term growth of capital. Invests primarily in    RiverSource Investments, adviser;
Portfolio -- Select Value     equity securities of mid cap companies as well as    Systematic Financial Management, L.P.
Fund                          companies with larger and smaller market             and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap          sub-advisers
                              companies to be either those with a market
                              capitalization of up to $15 billion or those whose
                              market capitalization falls within range of the
                              Russell Mid Cap Value Index.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------

45312-14 A (12/07)

*Valid until next prospectus update.